Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,547,354	13,716,794
Common stock, shares outstanding	6,194,705	13,372,819
Treasury stock, shares	352,649	343,975
Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	14,880,000	14,880,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series D convertible preferred stock, non-voting
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A junior participating preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued
Preferred stock, shares outstanding